CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - shares		10 Months Ended
	Sep. 16, 2021	Dec. 31, 2021
CIK0001853021 Metals Acquisition Corp [Member]
Forfeiture of 558,805 founder shares (in shares)	558,805	558,805